Equity Activity - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Activity
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	898,068,600
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Common stock repurchased (in shares)			9,979,516
Common stock repurchased, value			$ 1,331
Common stock repurchase authorization available, value	$ 2,008
Common stock issued under employee plans (in shares)	5,608,845	4,972,028	4,569,917
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	2,093,243	2,934,907	2,041,347
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	2,286,912	2,363,966	2,000,704
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 319	$ 302	$ 272
Series A Preferred Stock
Equity Activity
Preferred stock, shares authorized (in shares)	75,000,000
Preferred stock, shares issued (in shares)	57,916,244
Preferred stock, shares outstanding (in shares)	0